STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - Harris Teeter Supermarkets, Inc. Retirement and Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 225,419,390
Dividends	2,412,139
Net investment income	227,831,529
Interest income on notes receivable from participants	3,000,810
Contributions:
Participant	80,564,792
Employer	41,271,885
Total Contributions	121,836,677
Other income	15,055
Total Additions	352,684,071
Deductions:
Benefits paid to participants	154,213,316
Administrative expenses	2,042,855
Total Deductions	156,256,171
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	196,427,900
NET ASSETS AVAILABLE FOR BENEFITS, beginning of year	1,410,779,043
NET ASSETS AVAILABLE FOR BENEFITS, end of year	$ 1,607,206,943